Prepayments and Other Assets, Net - Schedule of Prepayments and Other Assets, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Other Assets, Net [Abstract]
Deposits	$ 79,052	$ 79,619
Less: allowance for expected credit losses	(701)	(805)
Other assets, net	78,351	78,814
Less: amounts classified as non-current assets	(25,931)	(68,290)
Amounts classified as current assets	52,420	10,524
Prepayments	3,191,866	5,762,642
Less: amounts classified as non-current assets		(1,619,424)
Amounts classified as current assets	$ 3,191,866	$ 4,143,218